ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Beginning balance, net of tax effect	$ 129,412	$ 183,633	$ 133,477
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	60,621	57,966	90,156
Tax effect	6,000	(26,000)	(40,000)
Unrealized gains on available-for-sale securities, net of tax effect	$ 66,621	31,966	$ 50,156
Amounts reclassified from accumulated other comprehensive income, net of tax effect:
Unrealized gains (losses) on available-for-sale securities reclassified		(155,187)
Tax effect		69,000
Amounts reclassified, net of tax effect		(86,187)
Ending balance, net of tax effect	$ 196,033	$ 129,412	$ 183,633